Supplemental Cash Flow Information - Schedule of Changes in Operating Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 168.4	$ (526.9)
Inventory	(2.1)	(100.8)
Other current assets	(85.5)	12.5
Regulatory assets - current	7.1	(15.8)
Accounts payable and accrued liabilities	(280.2)	237.9
Customer deposits	(16.9)	(13.3)
Regulatory liabilities - current	34.2	69.2
Risk management liabilities - current	1.1	0.0
Other current liabilities	(5.6)	(5.9)
Other operating assets and liabilities	(52.0)	(143.4)
Changes in operating assets and liabilities	$ (231.5)	$ (486.5)